PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement, dated September 30, 2014,
to Prospectuses dated April 28, 2014 and April 30, 2014

All of the changes described below are effective on or about November 24, 2014.

This supplement should be read in conjunction with your Annuity Prospectus and should be retained for future reference.  This supplement is intended to update certain information in the Annuity Prospectus you own and is not intended to be a prospectus or offer for any other Annuity that you do not own.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and SAIs.

We are issuing this supplement to reflect changes to the Advanced Series Trust Portfolios and to describe certain other updates to your Annuity Prospectus.  Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.  If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

New AST Portfolio

The addition of the new AST Portfolio described below only applies to the Prudential Premier® Retirement Variable Annuity Prospectus dated April 28, 2014 (for Annuities issued on or after February 10, 2014).

AST Legg Mason Diversified Growth Portfolio. A variable investment option that invests in this portfolio will be added to your Annuity.  This portfolio is available only with certain optional living benefits.  The inside front cover of your Annuity Prospectus is amended to include the name of this new Portfolio.

Other Portfolio Changes

(1.)	AST FI Pyramis® Portfolios. The footnote to AST FI Pyramis® Portfolios in the section entitled, “Investment Options,” is deleted and replaced with the following:

Pyramis is a registered service mark of FMR LLC. Used with permission.

(2.)
AST Federated Aggressive Growth Portfolio. This Portfolio will be changing its name to the AST Small-Cap Growth Opportunities Portfolio. Also, Wellington Management Company, LLP and RS Investment Management Company, LLC, will replace Federated Equity Management Company of Pennsylvania/Federated Global Investment Management Corp. as the subadvisors to the Portfolio.

(3.)	AST International Value Portfolio. This Portfolio will be replacing a subadvisor. Lazard Asset Management, LLC will replace Thornburg Investment Management, Inc.

(4.)
AST Jennison Large-Cap Value Portfolio. This Portfolio will be changing its name to the AST Boston Partners Large-Cap Value Portfolio. Also, Robeco Investment Management, Inc., d/b/a Boston Partners will replace Jennison Associates, LLC as the subadvisor to the Portfolio.

(5.)
AST New Discovery Asset Allocation Portfolio. This Portfolio will be replacing two subadvisors.  Longfellow Investment Management Co. LLC and Vision Capital Management Inc. will replace Bradford and Marzec, LLC and Brown Advisory, LLC, respectively, as subadvisors to the Portfolio.

(6.)	The following Portfolios will be changing their Style/Type to “Alternatives:” AST Cohen & Steers Realty Portfolio, AST Global Real Estate Portfolio, and AST T. Rowe Price Natural Resources Portfolio.

(7.)	The following Portfolios will be changing their Style/Type to “Domestic Equity:”

AST AQR Large-Cap Portfolio	AST MFS Large-Cap Value Portfolio
AST Boston Partners Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio
AST Clearbridge Dividend Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Goldman Sachs Large-Cap Value Portfolio	AST Neuberger Berman Mid-Cap Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio	AST QMA Large-Cap Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST QMA US Equity Alpha Portfolio
AST Herndon Large-Cap Value Portfolio	AST Small-Cap Growth Portfolio
AST Jennison Large-Cap Growth Portfolio	AST Small-Cap Growth Opportunities Portfolio
AST Large-Cap Value Portfolio	AST Small-Cap Value Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio	AST T. Rowe Price Equity Income Portfolio
AST MFS Growth Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio

(8.)	The table entitled “Underlying Mutual Fund Portfolio Annual Expenses” in “Summary of Contract Fees and Charges” is amended as follows:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES (as a percentage of the average net assets of the underlying Portfolios)

UNDERLYING PORTFOLIO	Management Fees	Other Expenses	Distribution and/or Service Fees (12b-1 fees)	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Net Annual Portfolio Operating Expenses
Advanced Series Trust

AST Boston Partners Large-Cap Value Portfolio	0.73%	0.02%	0.10%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
AST Legg Mason Diversified Growth Portfolio1	0.89%	0.07%2	0.10%	0.00%	0.00%	0.13%	1.19%	-0.12%	1.07%
AST Small-Cap Growth Opportunities Portfolio	0.93%	0.05%	0.10%	0.00%	0.00%	0.00%	1.08%	0.00%	1.08%

1 The Investment Managers have contractually agreed to waive a portion of its investment management fee/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the Subadvisor, and excluding taxes, interest, and brokerage commissions) do not exceed 1.07% of the Portfolio’s average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Trust’s Board of Trustees.

2 The Portfolio will commence operations on or about November 24, 2014.  Estimate based in part on assumed average daily net assets of $250 million for the Portfolio for the fiscal period ended December 31, 2014.

(9.)	The summary descriptions for certain Portfolios described above are amended as follows in the “Investment Objectives/Policies” table:

ADVANCED SERIES TRUST (“AST”) PORTFOLIO NAME	STYLE/ TYPE	INVESTMENT OBJECTIVES	PORTFOLIO ADVISER/ SUBADVISER(S)
AST Boston Partners Large-Cap Value Portfolio (formerly AST Jennison Large-Cap Value Portfolio)	DOMESTIC QUITY	Seeks long-term capital appreciation.	• Robeco Investment Management, Inc., d/b/a Boston Partners

ADVANCED SERIES TRUST (“AST”) PORTFOLIO NAME	STYLE/ TYPE	INVESTMENT OBJECTIVES		PORTFOLIO ADVISER/ SUBADVISER(S)
AST Legg Mason Diversified Growth Portfolio	ASSET ALLOCATION	Seek high risk-adjusted returns compared to its blended index.
• QS Legg Mason Global Asset Allocation, LLC (LMGAA)
• QS Batterymarch Financial Management, Inc.
• Brandywine Global Investment Management, LLC
• ClearBridge Investments, LLC
• Western Asset Management Company
• Western Asset Management Company Limited (WAMCO London)

AST New Discovery Asset Allocation Portfolio	ASSET ALLOCATION	Seeks total return	•
• C.S. McKee, LP
• EARNEST Partners, LLC
• Epoch Investment Partners, Inc.
• Longfellow Investment Management Co. LLC
• Parametric Portfolio Associates LLC
• Security Investors, LLC
• Thompson, Siegel & Walmsley LLC
• Vision Capital Management Inc.

AST Small-Cap Growth Opportunities Portfolio (formerly AST Federated Aggressive Growth Portfolio)	DOMESTIC EQUITY	Seeks long-term capital appreciation.		• Wellington Management Company, LLP • RS Investment Management Company, LLC

The changes described below only apply to the Prudential Premier® Retirement Variable Annuity Prospectus dated April 30, 2014 (for Annuities purchased prior to February 25, 2013.)

(a.)	The following paragraph replaces the fourth paragraph in Appendix C under the section entitled “Key Feature – Protected Withdrawal Value:”

This means that if you do not take a Lifetime Withdrawal on or before the 12th benefit anniversary of the benefit, your Protected Withdrawal Value on the 12th benefit anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election.  As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.

(b.)	In Appendix C, the subheading, “Charge for Spousal Highest Daily Lifetime 6 Plus,” is changed to “Charge for Spousal Highest Daily Lifetime Income.”

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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